FINANCIAL RISK MANAGEMENT - LIQUIDITY RISK - MATURITY ANALYSIS FOR FINANCIAL LIABILITIES BASED ON THEIR CONTRACTUAL MATURITY (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)
FINANCIAL RISK MANAGEMENT
Repayments of long-term borrowings from financial institutions		$ 120.8
Consolidated statement of financial position value, liabilities	$ 507.8			$ 444.3
Liquidity risk
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, liabilities	6,661.2			6,236.0
Available	348.0		€ 315
Liquidity risk | Foreign exchange derivatives under hedge accounting
FINANCIAL RISK MANAGEMENT
Derivative financial assets, undiscounted cash flows	1,372.3			1,057.0
Liquidity risk | Other foreign exchange derivatives
FINANCIAL RISK MANAGEMENT
Derivative financial assets, undiscounted cash flows	1,031.0			823.6
Liquidity risk | Interest rate derivatives under hedge accounting, fair value
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, Derivative assets	0.8
Derivative financial assets, undiscounted cash flows	0.8
Liquidity risk | Other interest rate derivatives, fair value
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, Derivative assets	3.3			5.7
Derivative financial assets, undiscounted cash flows	3.3			5.7
Liquidity risk | Total, Repayments
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, liabilities	7,087.7			6,671.6
Non-derivative financial liabilities, undiscounted cash flows	7,087.7
Liquidity risk | Loans from financial institutions, Repayments
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, liabilities	2,154.4			1,965.5
Non-derivative financial liabilities, undiscounted cash flows	2,154.4			1,965.5
Liquidity risk | Loans from related parties, Repayments
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, liabilities	4,077.0			4,039.0
Non-derivative financial liabilities, undiscounted cash flows	4,077.0			4,039.0
Liquidity risk | Lease liabilities, Repayments
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, liabilities	339.8			196.5
Non-derivative financial liabilities, undiscounted cash flows	339.8			196.5
Liquidity risk | Other interest-bearing liabilities, Repayments
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, liabilities	90.0			35.0
Non-derivative financial liabilities, undiscounted cash flows	90.0			35.0
Liquidity risk | Total, Interest
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, liabilities				1,556.3
Non-derivative financial liabilities, undiscounted cash flows	1,158.5
Liquidity risk | Loans from financial institutions, Interest
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	323.6			478.3
Liquidity risk | Loans from related parties, Interest
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	830.7			1,065.8
Liquidity risk | Lease liabilities Interest
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows				11.7
Liquidity risk | Other interest-bearing liabilities, Interest
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	4.2			0.6
Liquidity risk | Accounts Payable Repayments
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, liabilities	426.5			435.6
Non-derivative financial liabilities, undiscounted cash flows	426.5
Liquidity risk | Committed revolving credit facility
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, liabilities				173.5
Available	348.1			336.0
Non-derivative financial liabilities, undiscounted cash flows	291.0
Liquidity risk | Foreign exchange derivatives under hedge accounting
FINANCIAL RISK MANAGEMENT
Derivative financial liabilities, undiscounted cash flows	1,375.8			1,053.5
Liquidity risk | Other foreign exchange derivatives
FINANCIAL RISK MANAGEMENT
Derivative financial liabilities, undiscounted cash flows	1,038.0			822.6
Liquidity risk | Not later than one year
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	470.4			271.8
Liquidity risk | Not later than one year | Foreign exchange derivatives under hedge accounting
FINANCIAL RISK MANAGEMENT
Derivative financial assets, undiscounted cash flows	1,327.3			1,057.0
Liquidity risk | Not later than one year | Other foreign exchange derivatives
FINANCIAL RISK MANAGEMENT
Derivative financial assets, undiscounted cash flows	1,031.0			823.6
Liquidity risk | Not later than one year | Interest rate derivatives under hedge accounting, fair value
FINANCIAL RISK MANAGEMENT
Derivative financial assets, undiscounted cash flows	0.8
Liquidity risk | Not later than one year | Total, Repayments
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, liabilities				707.4
Non-derivative financial liabilities, undiscounted cash flows	896.9
Liquidity risk | Not later than one year | Loans from financial institutions, Repayments
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	291.0			173.3
Liquidity risk | Not later than one year | Lease liabilities, Repayments
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	89.4			63.5
Liquidity risk | Not later than one year | Other interest-bearing liabilities, Repayments
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	90.0			35.0
Liquidity risk | Not later than one year | Total, Interest
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, liabilities				216.3
Non-derivative financial liabilities, undiscounted cash flows	176.6
Liquidity risk | Not later than one year | Loans from financial institutions, Interest
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	151.6			151.1
Liquidity risk | Not later than one year | Loans from related parties, Interest
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	20.8			59.9
Liquidity risk | Not later than one year | Lease liabilities Interest
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows				4.7
Liquidity risk | Not later than one year | Other interest-bearing liabilities, Interest
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	4.2			0.6
Liquidity risk | Not later than one year | Accounts Payable Repayments
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, liabilities				435.6
Non-derivative financial liabilities, undiscounted cash flows	426.5
Liquidity risk | Not later than one year | Committed revolving credit facility
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, liabilities				173.3
Non-derivative financial liabilities, undiscounted cash flows	291.0
Liquidity risk | Not later than one year | Foreign exchange derivatives under hedge accounting
FINANCIAL RISK MANAGEMENT
Derivative financial liabilities, undiscounted cash flows	1,330.0			1,053.5
Liquidity risk | Not later than one year | Other foreign exchange derivatives
FINANCIAL RISK MANAGEMENT
Derivative financial liabilities, undiscounted cash flows	1,038.0			822.6
Liquidity risk | 1-2 years
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	69.1			65.7
Liquidity risk | 1-2 years | Foreign exchange derivatives under hedge accounting
FINANCIAL RISK MANAGEMENT
Derivative financial assets, undiscounted cash flows	45.0
Liquidity risk | 1-2 years | Other interest rate derivatives, fair value
FINANCIAL RISK MANAGEMENT
Derivative financial assets, undiscounted cash flows	3.3
Liquidity risk | 1-2 years | Total, Repayments
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, liabilities				65.7
Non-derivative financial liabilities, undiscounted cash flows	69.1
Liquidity risk | 1-2 years | Lease liabilities, Repayments
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	69.1			65.7
Liquidity risk | 1-2 years | Total, Interest
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, liabilities				181.4
Non-derivative financial liabilities, undiscounted cash flows	124.5
Liquidity risk | 1-2 years | Loans from financial institutions, Interest
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	123.6			142.1
Liquidity risk | 1-2 years | Loans from related parties, Interest
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	0.9			36.4
Liquidity risk | 1-2 years | Lease liabilities Interest
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows				2.9
Liquidity risk | 1-2 years | Committed revolving credit facility
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, liabilities				0.2
Liquidity risk | 1-2 years | Foreign exchange derivatives under hedge accounting
FINANCIAL RISK MANAGEMENT
Derivative financial liabilities, undiscounted cash flows	45.8
Liquidity risk | 2-3 years
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	1,909.2			24.5
Liquidity risk | 2-3 years | Other interest rate derivatives, fair value
FINANCIAL RISK MANAGEMENT
Derivative financial assets, undiscounted cash flows				5.7
Liquidity risk | 2-3 years | Total, Repayments
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, liabilities				24.5
Non-derivative financial liabilities, undiscounted cash flows	1,909.2
Liquidity risk | 2-3 years | Loans from financial institutions, Repayments
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	1,863.4
Liquidity risk | 2-3 years | Lease liabilities, Repayments
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	45.8			24.5
Liquidity risk | 2-3 years | Total, Interest
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, liabilities				131.9
Non-derivative financial liabilities, undiscounted cash flows	49.3
Liquidity risk | 2-3 years | Loans from financial institutions, Interest
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	48.4			130.1
Liquidity risk | 2-3 years | Loans from related parties, Interest
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	0.9
Liquidity risk | 2-3 years | Lease liabilities Interest
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows				1.8
Liquidity risk | 3-4 years
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	36.2			1,805.2
Liquidity risk | 3-4 years | Total, Repayments
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, liabilities				1,805.2
Non-derivative financial liabilities, undiscounted cash flows	36.2
Liquidity risk | 3-4 years | Loans from financial institutions, Repayments
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows				1,792.2
Liquidity risk | 3-4 years | Lease liabilities, Repayments
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	36.2			13.0
Liquidity risk | 3-4 years | Total, Interest
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, liabilities				56.0
Non-derivative financial liabilities, undiscounted cash flows	0.9
Liquidity risk | 3-4 years | Loans from financial institutions, Interest
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows				54.9
Liquidity risk | 3-4 years | Loans from related parties, Interest
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	0.9
Liquidity risk | 3-4 years | Lease liabilities Interest
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows				1.1
Liquidity risk | Later than five years | Total, Repayments
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, liabilities				4,068.8
Non-derivative financial liabilities, undiscounted cash flows	4,176.2
Liquidity risk | Later than five years | Loans from related parties, Repayments
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	4,077.0			4,039.0
Liquidity risk | Later than five years | Lease liabilities, Repayments
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	99.2			29.8
Liquidity risk | Later than five years | Total, Interest
FINANCIAL RISK MANAGEMENT
Consolidated statement of financial position value, liabilities				970.7
Non-derivative financial liabilities, undiscounted cash flows	807.3
Liquidity risk | Later than five years | Loans from related parties, Interest
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows	807.3			969.5
Liquidity risk | Later than five years | Lease liabilities Interest
FINANCIAL RISK MANAGEMENT
Non-derivative financial liabilities, undiscounted cash flows				$ 1.2
Liquidity risk | Term Loan B
FINANCIAL RISK MANAGEMENT
Repayments of long-term borrowings from financial institutions	$ 0.0